Share Capital	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Share Capital	33. SHARE CAPITAL

	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2017, 1 January 2018 and 31 December 2018	7,060,000,000	7,060

Santander UK Group Holdings plc [member]
Statement [LineItems]
Share Capital	13. SHARE CAPITAL Details of the Company’s share capital are set out in Note 33 to the Consolidated Financial Statements.